EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 26, 2015 (Accession No. 0001193125-15-200152), to the Prospectus and Statement of Additional Information dated May 11, 2015, for the Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, a series of DBX ETF Trust.